Net Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator
Net loss attributable to common stockholders	$ (15,105)	$ (7,984)	$ (2,959)	$ (1,887)	$ (2,426)	$ (3,050)	$ (2,099)	$ (2,126)	$ (27,935)		$ (9,701)		$ (1,828)
Denominator
Weighted average shares outstanding - basic									9,041,000		4,615,000		4,490,000
Dilutive effect of preferred stock, warrant options and convertible debt									0		0		0
Weighted average shares outstanding - diluted									9,041,000		4,615,000		4,490,000
Net loss per common share - basic and diluted	$ (0.69)	$ (1.68)	$ (0.62)	$ (0.41)	$ (0.52)	$ (0.66)	$ (0.45)	$ (0.46)	$ (3.09)		$ (2.10)		$ (0.41)
Additional shares issued in relation to the company's IPO and conversion of preferred stock, convertible debt and exercise of warrants, period outstanding in current fiscal year	2 months 15 days
Scenario, Forecast [Member] | Minimum [Member]
Denominator
Shares, Outstanding	24,000,000								24,000,000
Redeemable Convertible Preferred Stock [Member]
Denominator
Potentially dilutive securities									0	[1]	4,451,000	[1]	4,451,000	[1]
Convertible Preferred Stock [Member]
Denominator
Potentially dilutive securities									0	[1]	6,527,000	[1]	6,527,000	[1]
Warrant [Member] | Common Stock [Member]
Denominator
Potentially dilutive securities									0	[1]	604,000	[1]	604,000	[1]
Warrant [Member] | Preferred Stock [Member]
Denominator
Potentially dilutive securities									0	[1]	23,000	[1]	23,000	[1]
Equity Option [Member]
Denominator
Potentially dilutive securities									1,573,000	[1]	1,254,000	[1]	962,000	[1]

[1]	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.